STATEMENT OF INVESTMENTS
BNY Mellon Municipal Bond Fund

May 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $3,596,552)	3.63	5/20/2033	3,276,772		2,995,788

Long-Term Municipal Investments - 98.7%
Alabama - 6.6%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2036	6,000,000		6,114,499
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	7,500,000		7,747,335
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,190,000	[a]	1,183,586
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	1,000,000	[a]	995,343
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR +0.90%	4.27	12/1/2023	3,000,000	[a,b]	3,002,068
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2035	2,500,000		2,602,642
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	20,000,000	[c]	20,670,696
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	5,000,000	[a]	4,976,960
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2028	3,300,000		3,375,370
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	7,960,000	[a]	7,950,008
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2035	4,005,000		4,092,877
				62,711,384
Arizona - 2.0%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2037	4,885,000		4,667,317

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Arizona - 2.0% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,975,000		2,019,514
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	2,415,000		2,232,239
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	3,085,000		2,906,823
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2046	1,500,000	[d]	1,453,493
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		2,593,165
Maricopa County Special Health Care District, GO, Ser. D	4.00	7/1/2035	1,375,000		1,415,573
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	4.00	7/1/2044	2,000,000		1,892,052
				19,180,176
Arkansas - .3%
Arkansas Development Finance Authority, Revenue Bonds (Green Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,450,000		2,462,246
California - 4.4%
California, GO, Refunding	5.00	4/1/2042	3,600,000		4,024,552
California, GO, Refunding	5.25	9/1/2047	1,500,000		1,700,904
California County Tobacco Securitization Agency, Revenue Bonds, Refunding	5.00	6/1/2034	5,295,000		5,295,986
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health Obligated Group) Ser. B	5.00	11/15/2046	3,000,000		3,072,026
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	2,904,047		2,698,360
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2048	1,800,000	[d]	1,714,829
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2050	3,255,000		3,131,857

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
California - 4.4% (continued)
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,780,000	2,587,514
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2041	12,500,000	12,747,567
San Francisco City & County Public Utilities Commission Power, Revenue Bonds, Refunding, Ser. B	4.00	11/1/2051	3,030,000	2,952,266
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2042	2,000,000	2,023,145
				41,949,006
Colorado - 3.5%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	6,000,000	5,830,913
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	3,500,000	3,603,501
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	4,245,000	4,017,660
Colorado Health Facilities Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2036	5,000,000	5,057,645
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2031	2,000,000	2,132,860
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	5,000,000	5,103,280
Denver City & County School District No. 1, GO (Insured; State Aid Withholding) Ser. A	5.50	12/1/2041	1,550,000	1,666,462
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2036	1,315,000	1,318,632
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2027	3,860,000	3,950,362
				32,681,315
Connecticut - .4%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,845,000	1,617,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Connecticut - .4% (continued)
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	1,835,000	1,772,296
				3,389,436
District of Columbia - 1.3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	2,000,000	2,089,333
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2031	1,500,000	1,611,311
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2038	4,000,000	4,164,910
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	2,000,000	2,069,978
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2049	1,000,000	916,091
Washington Metropolitan Area Transit Authority, Revenue Bonds (Green Bond) Ser. A	4.13	7/15/2047	2,000,000	1,965,520
				12,817,143
Florida - 5.5%
Broward County Airport System, Revenue Bonds	5.00	10/1/2047	5,000,000	5,087,550
Central Florida Expressway Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	7/1/2035	2,000,000	2,264,071
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2038	2,500,000	2,625,915
Escambia County, Revenue Bonds	5.00	10/1/2046	5,000,000	5,244,494
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,123,157
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	3,000,000	2,675,057
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2035	1,500,000	1,509,665
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	1,000,000	1,000,009

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Florida - 5.5% (continued)
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. A	5.00	10/1/2053	2,715,000	2,839,552
Orlando Utilities Commission, Revenue Bonds (Series 2018 Project) Ser. A	5.00	10/1/2038	3,000,000	3,194,224
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	11,500,000	10,919,662
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	4,760,000	4,341,189
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2039	1,000,000	1,043,442
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2038	1,200,000	1,255,926
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2035	5,875,000	6,054,150
				52,178,063
Georgia - 3.4%
Atlanta Airport Passenger Facility Charge, Revenue Bonds, Ser. C	5.00	7/1/2036	8,555,000	9,383,512
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2039	1,000,000	1,034,093
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2055	1,500,000	1,565,056
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,865,000	2,932,927
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	8,400,000	8,723,892
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	9,000,000	[a] 8,968,045
				32,607,525
Hawaii - .6%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2043	5,000,000	5,135,013

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Hawaii - .6% (continued)
Honolulu County, GO, Ser. C	4.00	7/1/2041	1,000,000	1,002,617
				6,137,630
Idaho - .8%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	7,625,000	7,651,295
Illinois - 8.7%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,047,934
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2034	1,000,000	1,053,286
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,587,811
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds	5.00	4/1/2042	2,500,000	2,528,220
Chicago II Waterworks, Revenue Bonds	5.00	11/1/2028	7,200,000	7,498,943
Chicago II Waterworks, Revenue Bonds (Second Lien Project)	5.00	11/1/2027	2,695,000	2,742,724
Chicago O'Hare International Airport, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2039	6,530,000	7,130,923
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	6,185,000	6,275,611
Chicago Park District, GO, Ser. A	5.25	1/1/2046	2,500,000	2,706,355
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2055	2,500,000	2,571,327
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2026	1,500,000	1,579,438
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	7,000,000	7,344,518
Cook County II, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2031	2,250,000	2,492,325
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	4,325,000	4,607,007
Illinois Finance Authority, Revenue Bonds (University of Illinois At Urbana-Champaign Project)	5.00	10/1/2044	1,100,000	1,133,293
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	2,500,000	2,515,491

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Illinois - 8.7% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	7,970,000	7,424,300
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	3,250,000	3,256,254
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	4,500,000	4,918,152
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2036	650,000	637,094
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	6,175,000	5,989,386
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,300,000	3,671,202
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,500,000	1,686,989
				82,398,583
Indiana - .6%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2035	1,000,000	1,026,201
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	2,500,000	2,569,985
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Refunding, Ser. A1	5.00	1/1/2026	2,000,000	2,056,154
				5,652,340
Iowa - 1.1%
Iowa Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	3,265,000	3,132,389
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,500,000	2,511,258
Iowa Finance Authority, Revenue Bonds, Refunding (Unitypoint Health) Ser. E	5.00	8/15/2032	2,500,000	2,566,175
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	945,000	925,383
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	1,000,000	[a] 1,021,253
				10,156,458

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Kentucky - 3.1%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	2,780,000		2,778,493
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,040,000	[a]	1,038,685
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	4,500,000	[a]	4,485,386
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	1,235,000	[a]	1,202,939
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	19,625,000	[a]	19,609,689
				29,115,192
Louisiana - 2.3%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000		1,581,071
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	4,250,000		4,293,793
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2037	1,750,000		1,826,760
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2045	5,000,000		5,008,186
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2040	7,825,000		7,873,755
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	940,822
				21,524,387
Maryland - 1.4%
Maryland Economic Development Corp., Revenue Bonds (Green Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2052	4,100,000		4,172,085
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group)	5.00	8/15/2038	4,000,000		4,069,650
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2029	4,360,000		4,664,077
				12,905,812

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Massachusetts - .3%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	4.38	7/1/2052	1,250,000	1,175,339
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	1,450,000	1,539,498
				2,714,837
Michigan - 5.2%
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.00	7/1/2046	10,000,000	10,207,006
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2045	4,690,000	4,818,946
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	2,500,000	[a] 2,334,867
Michigan Finance Authority, Revenue Bonds, Refunding	5.00	5/15/2025	2,965,000	[e] 3,058,035
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2038	7,135,000	7,808,439
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2042	1,000,000	1,030,431
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.50	12/1/2050	1,205,000	1,175,513
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	6,800,000	6,806,183
Michigan Trunk Line, Revenue Bonds	4.00	11/15/2046	7,280,000	7,059,319
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	5,000,000	5,077,491
				49,376,230
Missouri - .6%
St. Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village St. Louis Obligated Group)	5.00	9/1/2048	2,250,000	1,872,590
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	3,725,000	3,835,736
				5,708,326
Nebraska - .8%
Omaha Public Power District, Revenue Bonds, Ser. A	5.25	2/1/2052	4,000,000	4,438,254

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Nebraska - .8% (continued)
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2041	3,050,000	3,127,380
				7,565,634
Nevada - 2.2%
Clark County Department of Aviation, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	14,000,000	14,334,205
Clark County School District, GO, Ser. A	5.00	6/15/2039	2,500,000	2,738,387
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	1,000,000	1,030,946
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) Ser. C	0.00	7/1/2058	19,000,000	[d,f] 2,415,438
				20,518,976
New Jersey - 3.2%
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	4,380,000	4,391,397
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,160,000	1,193,601
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	2,500,000	2,346,412
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,200,000	1,299,093
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2032	1,250,000	1,342,731
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	4.25	6/15/2044	1,000,000	982,895
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	1,000,000	1,035,384
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	10,490,000	10,752,238
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	5,000,000	5,225,069
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,860,000	1,935,562
				30,504,382

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New Mexico - .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. C	3.00	1/1/2052	3,130,000		2,988,061
New York - 8.5%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2031	4,170,000		4,434,712
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	1,000,000		1,034,362
New York City, GO, Refunding, Ser. A1	4.00	8/1/2034	2,525,000		2,650,038
New York City, GO, Ser. C	4.00	8/1/2040	3,000,000		2,984,292
New York City, GO, Ser. D1	4.00	3/1/2041	4,000,000		3,963,925
New York City, GO, Ser. D1	4.00	3/1/2050	3,710,000		3,570,048
New York City, GO, Ser. F1	4.00	3/1/2047	1,400,000		1,355,759
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2027	1,000,000		1,053,544
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	7,780,000		8,000,246
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	7,500,000	[d]	7,364,286
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	1,000,000		1,120,838
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	3,390,000		3,553,728
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2045	3,655,000		3,559,616
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2036	2,915,000		3,008,260
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2042	2,250,000		2,220,770

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
New York - 8.5% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,500,000	1,441,934
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	3,000,000	2,846,006
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,500,000	1,548,150
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2040	3,000,000	3,104,502
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	6,500,000	6,475,470
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	2,500,000	2,749,757
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2042	3,500,000	3,699,956
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	1,000,000	1,066,555
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,000,000	7,463,510
				80,270,264
North Carolina - .8%
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B	5.00	2/1/2026	2,250,000	[a] 2,348,270
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2049	3,000,000	2,787,439
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2039	2,000,000	2,062,934
				7,198,643
Ohio - 1.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	8,000,000	7,106,054

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Ohio - 1.0% (continued)
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,500,000		2,524,196
				9,630,250
Oregon - 1.3%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2045	1,500,000		1,564,505
Port of Portland, Revenue Bonds, Refunding (Green Bond) Ser. 29	5.50	7/1/2053	5,500,000		5,983,978
Portland, Revenue Bonds, Ser. A	3.00	3/1/2036	5,040,000		4,689,509
				12,237,992
Pennsylvania - 7.2%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	2,000,000		2,017,002
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing Obligated Group)	5.00	5/15/2025	1,000,000	[e]	1,051,105
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2035	3,500,000		3,724,482
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	1,250,000		1,339,587
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	5,240,000		5,383,140
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	2,500,000	[a]	2,283,092
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranteed Municipal Corp.)	5.00	12/31/2057	3,500,000		3,581,059
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2042	4,500,000		4,413,346
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2034	1,160,000		1,203,985
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	6,250,000		6,708,403
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	16,855,000		17,748,854

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Pennsylvania - 7.2% (continued)
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	8/1/2045	1,500,000	1,454,567
The Philadelphia Redevelopment Authority, Revenue Bonds, Refunding, Ser. B	5.00	4/15/2024	1,000,000	1,010,937
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	7,500,000	7,908,352
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	5,280,000	5,542,592
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2027	2,990,000	3,128,711
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	10,000	[e] 10,619
				68,509,833
South Carolina - 3.4%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2034	3,180,000	3,200,418
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2038	1,600,000	1,669,920
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2037	2,965,000	3,102,899
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)	5.13	12/1/2043	16,000,000	16,027,514
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2042	3,000,000	2,829,886
South Carolina Public Service Authority, Revenue Bonds, Ser. A	4.00	12/1/2055	5,500,000	4,899,255
				31,729,892
South Dakota - .9%
South Dakota Health & Educational Facilities Authority, Revenue Bonds (Avera Health Obligated Group)	5.00	7/1/2044	5,000,000	5,037,700
South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sanford Obligated Group)	5.00	11/1/2035	3,000,000	3,094,151
				8,131,851

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Tennessee - .5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2037	1,000,000		995,321
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	1,000,000	[a]	990,048
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	770,000		751,295
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000		1,618,165
				4,354,829
Texas - 6.7%
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	3,000,000		3,136,922
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	5,000,000		5,058,996
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guaranteed) Ser. T	4.00	8/15/2050	2,500,000		2,324,244
Corpus Christi Utility System, Revenue Bonds	5.00	7/15/2040	5,000,000		5,109,168
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2036	1,500,000		1,517,375
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	3,000,000		3,154,838
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	2,000,000		1,886,137
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	3,450,000		3,450,482
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,750,000		3,988,927
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,500,000		1,323,698
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	5,000,000		5,125,375
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,700,000	[d]	2,617,221
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	14,250,000		14,628,672

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Texas - 6.7% (continued)
Plano Independent School District, GO	5.00	2/15/2043	1,490,000	1,653,301
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group) Ser. F	5.00	11/15/2030	2,000,000	[a] 2,203,281
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	2,500,000	2,552,272
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2049	3,850,000	3,498,421
				63,229,330
U.S. Related - .9%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	6,750,000	7,160,824
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,046,402
				8,207,226
Utah - .6%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2037	4,500,000	4,635,408
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2048	1,200,000	1,216,806
				5,852,214
Virginia - .8%
Danville Industrial Development Authority, Revenue Bonds, Refunding (Danville Regional Medical Center) (Insured; American Municipal Bond Assurance Corp.)	5.25	10/1/2028	640,000	657,117
Virginia College Building Authority, Revenue Bonds	4.00	2/1/2036	2,000,000	2,060,061
Virginia Public Building Authority, Revenue Bonds, Ser. C	5.00	8/1/2030	2,615,000	2,736,888
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2047	2,500,000	2,534,420
				7,988,486
Washington - 3.7%
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station)	5.00	7/1/2040	2,500,000	2,770,371
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. 2017-O	5.00	1/1/2047	3,400,000	3,546,932
Port of Seattle, Revenue Bonds	5.00	4/1/2044	5,000,000	5,192,858
Washington, GO, Refunding, Ser. R	4.00	7/1/2036	4,500,000	4,669,246

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.7% (continued)
Washington - 3.7% (continued)
Washington, GO, Ser. B	5.00	2/1/2048	5,130,000	5,640,858
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2048	5,440,000	5,451,674
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2043	6,560,000	6,621,134
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	970,895	888,732
				34,781,805
Wisconsin - 3.8%
Public Finance Authority, Revenue Bonds (KU Campus Development Corporation Project)	5.00	3/1/2046	5,000,000	5,041,689
Public Finance Authority, Revenue Bonds, Refunding (Duke Energy Progress LLC) Ser. A2	3.70	10/1/2030	8,900,000	[a] 8,922,151
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	6,000,000	6,074,129
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	3,890,000	3,957,573
Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2052	1,500,000	1,551,220
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children's Hospital of Wisconsin Obligated Group)	4.00	8/15/2050	4,000,000	3,767,890
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care Obligated Group)	5.00	8/15/2039	6,100,000	6,143,012
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Rogers Memorial Hospital Obligated Group) Ser. A	5.00	7/1/2049	500,000	510,274
				35,967,938
Total Long-Term Municipal Investments (cost $973,864,664)			932,984,990
Total Investments (cost $977,461,216)			99.0%	935,980,778
Cash and Receivables (Net)			1.0%	9,556,867
Net Assets			100.0%	945,537,645

LIBOR—London Interbank Offered Rate

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the

STATEMENT OF INVESTMENTS (Unaudited) (continued)

bond after the put date.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities were valued at $15,565,267 or 1.65% of net assets.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Bond Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	2,995,788	-	2,995,788
Municipal Securities	-	932,984,990	-	932,984,990

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust's Board of Trustees (the "Board") has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2023, accumulated net unrealized depreciation on investments was $41,480,438, consisting of $4,740,775 gross unrealized appreciation and $46,221,213 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.